Exhibit 99.1

KPMG LLP	Telephone	+1 949 885 5400
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Irvine, CA 92618-3391

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

AES Distributed Energy, Inc. (the “Company”)
Morgan Stanley & Co. LLC
(together, the “Specified Parties”)

Re: Aurora Master Funding LLC, Series 2015-1 (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Company in evaluating the accuracy of certain information with respect to a portfolio of solar assets installed on residential and commercial properties, which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The phrase “Initial Residential Data File” means an electronic data file, titled “27.2.11 Summary GB RESI Data Tape _5.13.15.xlsx,” prepared and provided to us by the Company on June 10, 2015, containing certain information related to the Company’s 1,455 residential solar system leases (the “Residential Projects”) and their related attributes as of April 30, 2015 (the “Cutoff Date”). The Company is responsible for the Initial Residential Data File.

•	The phrase “Sample Residential Projects” means 100 Residential Projects that we selected randomly from the Initial Residential Data File as instructed by the Company. A listing of the Sample Residential Projects is attached hereto as Exhibit A.

•	The phrase “Subsequent Residential Data File” means an electronic data file, titled “27.2.57 Summary_GB_RESI_Data Tape _9.1.15.xlsx,” prepared and provided to us by the Company on September 1, 2015, containing certain information related to 1,451 Residential Projects and their related attributes as of the Cutoff Date. The Company is responsible for the Subsequent Residential Data File.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

•	The phrase “Initial C&I Data File” means an electronic data file, titled “27.2.56 Summary_GB_C&I_Data Tape _7.24.15.xlsx,” prepared and provided to us by the Company on July 24, 2015, containing certain information related to 97 commercial solar energy projects (the “C&I Projects”) and their related attributes as of the Cutoff Date. A listing of the C&I Projects is attached hereto as Exhibit B. The Company is responsible for the Initial C&I Data File.

•	The phrase “Independent Engineering Due Diligence Report” means a due diligence report on the Residential Projects and C&I Projects, issued by Black & Veatch dated June 11, 2015, provided to us by the Company on July 2, 2015. The Company is responsible for the Independent Engineering Due Diligence Report.

•	The phrase “Residential Project File” means any file maintained by the Company, containing some or all of the following documents: Residential Solar System Lease Agreement (including any amendment(s) thereto), Permission to Operate Notice, Credit Report, Final Building Plan, and Completion Status Report. The Residential Project Files for the Sample Residential Projects were furnished to us by the Company and were represented by the Company to be copies of the original documents (except for the Completion Status Report, which the Company represented to be information from the Company’s internal database system). The Company is responsible for the Residential Project Files. We make no representation regarding the validity or accuracy of these documents or the execution of such documents by the parties thereto.

•	The phrase “C&I Project File” means any file maintained by the Company, containing some or all of the following documents: Solar Services Agreement, Incentive Documents (which include some or all of the following: Solar Renewable Energy Credit Purchase Agreement, Incentive Approval Notice, Installation Certificate(s), Agreement for the Purchase and Sale of Renewable Energy Certificates/ Agreement for the Purchase and Sale of Renewable Energy Credits/ Solar Renewable Energy Certificates, Forward Purchase and Sale Agreement, Department of Energy Resources Class I SREC Letter, REC Certificate and Bill of Sale / Invoice, Final Construction Schematics, AES Invoice, and AES Production Forecast by Modeled System. The C&I Project Files for the C&I Projects were furnished to us by the Company and were represented by the Company to be copies of the original documents (except for the AES Production Forecast by Modeled System, which the Company represented to be the information it provided to the independent engineer, Black & Veatch, for the purpose of generating the Independent Engineering Due Diligence Report). The Company is responsible for the C&I Project Files. We make no representation regarding the validity or accuracy of these documents or the execution of such documents by the parties thereto.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

I.	The Sample Residential Projects

At the request of the Specified Parties, we performed the following procedures with respect to the Sample Residential Projects. For each Sample Residential Project, we compared or recomputed the attributes listed below to or using the corresponding information appearing on the applicable documents in the Residential Project File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Initial Residential Data File to the Residential Project File documents for each of the attributes identified constituted an exception. The information contained in the Initial Residential Data File regarding the Sample Residential Projects was found to be in agreement with the information in the respective Residential Project File, except as noted in Exhibit C.

Attribute	Residential Project File Documents and Company’s Instructions
State, City, Zip Code	Residential Solar System Lease Agreement
Name of Utility Company	Permission to Operate Notice
1st Year Monthly Lease Payment	Residential Solar System Lease Agreement. See Note 1 below.
Rate Escalator (%)	Residential Solar System Lease Agreement
Contract Term (Years)	Residential Solar System Lease Agreement
Customer First Payment Date	Residential Solar System Lease Agreement
Customer FICO Score	Credit Report
Total Number of Contracted Monthly Payments	Recomputed using the Contract Term (Years)
# of Modules	Final Building Plan
Module Manufacturer	Final Building Plan
Module Model	Final Building Plan
System Size	Residential Solar System Lease Agreement
Installer	Residential Solar System Lease Agreement
Stage	Completion Status Report

Note 1	For purposes of comparing the 1st Year Monthly Lease Payment, we were instructed by the Company to consider the 1st Year Monthly Lease Payment to be in agreement if the difference between the 1st Year Monthly Lease Agreement on the Initial Residential Data File and the information contained in the Residential Solar System Lease Agreement was not greater than $1.00.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

II.	The Residential Projects

At the request of the Specified Parties, we performed the following procedures with respect to the Residential Projects. For each Residential Project, we recomputed the information contained in the Subsequent Residential Data File based on the following instructions provided by the Company:

1.	We recomputed “Age” (Number of Months Elapsed) using the Cutoff Date and the Customer First Payment Date.

2.	We recomputed “Remaining Term” using the Total Number of Contracted Monthly Payments and Age (recomputed in procedure #1 above).

III.	The C&I Projects

At the request of the Specified Parties, we performed the following procedures with respect to the C&I Projects. For each C&I Project, we compared or recomputed the attributes listed below to or using the corresponding information appearing on the applicable documents in the C&I Project File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Initial C&I Data File to the C&I Project File documents for each of the attributes identified constituted an exception. The information contained in the Initial C&I Data File regarding the C&I Projects was found to be in agreement with the information in the respective C&I Project File.

Attribute	C&I Project File Documents and Company’s Instructions
Site Name	Solar Services Agreement
Company Name	Solar Services Agreement
Host Name	Solar Services Agreement
Site Address	Solar Services Agreement
System Size (Wp DC)	Final Construction Schematics. See Note 2 below.
Commercial Operation Date	AES Invoice
Site Utility	Solar Services Agreement
1st Year PPA Rate ($/kWh)	Solar Services Agreement
PPA Escalator (%)	Solar Services Agreement
PPA Term (Years)	Solar Services Agreement
Months Remaining (as of the Cutoff Date)	Recomputed using PPA Term, Commercial Operation Date, and Cutoff Date. See Note 3 below.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

Attribute	C&I Project File Documents
Off taker	Solar Services Agreement
Off Taker Credit Rating (if applicable)	Moody’s website (https://www.moodys.com/)
Utility Incentive ($/kWh)	Solar Renewable Energy Credit Purchase Agreement or Incentive Approval Notice. See Note 4 below.
Maximum Utility Incentive	Recomputed using Solar Renewable Energy Credit Purchase Agreement and Installation Certificate(s). See Notes 4 and 5 below.
Utility Incentive Billed as of March 31, 2015	REC Certificate and Bill of Sale / Invoice. See Note 4 below.
Utility Incentive Remaining	Recomputed using Maximum Utility Incentive and Utility Incentive Billed as of March 31, 2015. See Note 4 below.
Utility Incentive Term	Solar Renewable Energy Credit Purchase Agreement or Incentive Approval Notice. See Note 4 below.
Number of Months Remaining in Utility Incentives	Recomputed using Utility Incentive Term, Commercial Operation Date, and Cutoff Date. See Notes 4 and 6 below.
SREC Whole Years Contracted
Agreement for the Purchase and Sale of Renewable Energy Certificates/ Agreement for the Purchase and Sale of Renewable Energy Credits/ Solar Renewable Energy Certificates Forward Purchase and Sale Agreement. See Note 6 below.

Total Contracted SREC Revenue
Agreement for the Purchase and Sale of Renewable Energy Certificates/ Agreement for the Purchase and Sale of Renewable Energy Credits/ Solar Renewable Energy Certificates Forward Purchase and Sale Agreement. See Note 7 below.

SREC Eligibility End Date	Department of Energy Resources Class I SREC Letter. See Note 7 below.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

Attribute	C&I Project File Documents
P50 Month 1 to Month 12 (kWh/month)	AES Production Forecast by Modeled System
P90 Month 1 to Month 12 (kWh/month)	Recomputed using the P50 Month 1 to Month 12 (kWh/month) values and the Year 0 P90 Estimates (%) found in the Independent Engineering Due Diligence Report for each Company Name
Panel Manufacturers	Final Construction Schematics
Panel Models	Final Construction Schematics
Inverter Manufacturer	Final Construction Schematics
Inverter Models	Final Construction Schematics
Racking Type	Final Construction Schematics. See Note 8 below.

Note 2	For purposes of comparing System Size (Wp DC), we were instructed by the Company to compare the total System Size of all C&I Projects on each Site (based on the Site Name) appearing on the Initial C&I Data File to the corresponding information contained in the Final Construction Schematics.

Note 3	For purposes of recomputing Months Remaining (as of the Cutoff Date), we were instructed by the Company to recompute the number of months from the Cutoff Date to the PPA Expiration Date appearing in the Solar Services Agreement. We recomputed the PPA Expiration Date by adding the PPA Term (in months) to the Commercial Operation Date, as instructed by the Company.

Note 4	The Company informed us that the comparisons/recomputations of Utility Incentive ($/kWh), Maximum Utility Incentive, Utility Incentive Billed as of March 31, 2015, Utility Incentive Remaining, Utility Incentive Term, and Number of Months Remaining in Utility Incentives were not applicable for C&I Projects #184, #185, #186, #187, #188, #198, and #199.

Note 5	For purposes of recomputing Maximum Utility Incentive, we were instructed by the Company to multiply the percentage of the maximum incentive specified in the Solar Renewable Energy Credit Purchase Agreement by the lesser of: a) the estimated Total Project Cost specified in the Solar Renewable Energy Credit Purchase Agreement, and b) the final Total Project Cost specified in the Installation Certificate.

Note 6	For purposes of recomputing Number of Months Remaining in Utility Incentives, we were instructed by the Company to recompute the number of months from the Cutoff Date to the Utility Incentive Expiration Date. The Company instructed us to recompute the Utility Incentive Expiration Date by adding the Utility Incentive Term (in months) to the Commercial Operation Date.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

Note 7	The Company informed us that the comparisons of SREC Whole Years Contracted, Total Contracted SREC Revenue, and SREC Eligibility End Date were only applicable for C&I Projects #184, #185, #186, #187, # 188, #198, and #199.

Note 8	For purposes of comparing Racking Type, the Company informed us of consider the following:

•	Acceptable descriptions for “Carport” include: Shading Structures, Car Shading Structure, Bus Shading Structure, Car & Shading Canopy, Shading Canopy Arrays, and Shading Canopy;

•	Acceptable descriptions for “Rooftop” include: Roof, Flat Roof, Flat Roof East, and Tilt Roof; and,

•	An acceptable description for “Ground Mount” includes Ground Layout.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, perform an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Initial Residential Data File, the Subsequent Residential Data File, the Initial C&I Data File, the Residential Projects or the C&I Projects. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on methodologies, instructions, and information included in the Initial Residential Data File, the Subsequent Residential Data File, the Initial C&I Data File or provided by the Company, without verification or evaluation of such methodologies, instructions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Residential Projects or the C&I Projects, or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Residential Project File Documents, the C&I Project File Documents, the Independent Engineering Due Diligence Report or any other data or documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the installation or acquisition of the Residential Projects or the C&I Projects to applicable guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Residential Projects or C&I Projects being securitized, (iii) the compliance of the installation or acquisition of the Residential Projects or the C&I Projects with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Residential Projects or the C&I Projects that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

Aurora Master Funding LLC, Series 2015-1
September 15, 2015

This report is intended solely for the information and use of AES Distributed Energy, Inc. and Morgan Stanley & Co. LLC.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

September 15, 2015

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A
The Sample Residential Projects

Sample Residential Project #	Customer ID	Sample Residential Project #	Customer ID	Sample Residential Project #	Customer ID
1	MS0016827	35	MS0016827	69	MS0015146
2	MS0012646	36	MS0012646	70	MS0016280
3	MS0014526	37	MS0014526	71	MS0014972
4	MS0016225	38	MS0016225	72	MS0015503
5	MS0015212	39	MS0015212	73	MS0012649
6	MS0015914	40	MS0015914	74	MS0014239
7	MS0013733	41	MS0013733	75	MS0016609
8	MS0009523	42	MS0009523	76	MS0015207
9	MS0017156	43	MS0017156	77	MS0013204
10	MS0015570	44	MS0015570	78	MS0016093
11	MS0014732	45	MS0014732	79	MS0011217
12	MS0009717	46	MS0009717	80	MS0012770
13	MS0010426	47	MS0010426	81	MS0009103
14	MS0015274	48	MS0015274	82	MS0014488
15	MS0016174	49	MS0016174	83	MS0016122
16	MS0016017	50	MS0016017	84	MS0015933
17	MS0013817	51	MS0013817	85	MS0016064
18	MS0009705	52	MS0009705	86	MS0009980
19	MS0010710	53	MS0010710	87	MS0011790
20	MS0014959	54	MS0014959	88	MS0015938
21	MS0016349	55	MS0016349	89	MS0013325
22	MS0017149	56	MS0017149	90	MS0015204
23	MS0015532	57	MS0015532	91	MS0015385
24	MS0012563	58	MS0012563	92	MS0016535
25	MS0016900	59	MS0016900	93	2343
26	MS0017188	60	MS0017188	94	2288
27	MS0016886	61	MS0016886	95	2271
28	MS0013097	62	MS0013097	96	1481
29	MS0013611	63	MS0013611	97	2339
30	MS0016568	64	MS0016568	98	2385
31	MS0016148	65	MS0016148	99	2356
32	MS0016929	66	MS0016929	100	2437
33	MS0014670	67	MS0014670
34	MS0016804	68	MS0016804

THE PAGES THAT FOLLOW CONSTITUTE EXHIBIT B.

Exhibit B
The C&I Projects

C&I Project #	Unique ID #	C&I Project #	Unique ID #	C&I Project #	Unique ID #
1	1	33	33	67	67
2	2	34	34	68	68
3	3	35	35	69	69
4	4	36	36	70	70
5	5	37	37	71	71
6	6	38	38	72	72
7	7	39	39	73	73
8	8	40	40	74	74
9	9	41	41	75	75
10	10	42	42	76	76
11	11	43	43	77	77
12	12	44	44	78	78
13	13	45	45	79	79
14	14	46	46	80	80
15	15	47	47	81	184
16	16	48	48	82	185
17	17	49	49	83	186
18	18	50	50	84	187
19	19	51	51	85	188
20	20	52	52	86	189
21	21	53	53	87	190
22	22	54	54	88	191
23	23	55	55	89	192
24	24	56	56	90	193
25	25	57	57	91	194
26	26	58	58	92	195
27	27	59	59	93	196
28	28	60	60	94	197
29	29	61	61	95	198
30	30	62	62	96	199
31	31	63	63	97	200
32	32	64	64

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT C.

Exhibit C
Exceptions List

Sample Residential Project #	Attribute	Per Initial Residential Data File	Per Residential Project File
1	Module Model	CS6P- 240M	CS6P- 240P
4	Module Model	ND- F2Q235	ND- Q235F4
41	Customer FICO Score	726	734
57	Module Model	NU- Q235F4	ND- Q235F4
76	Module Model	CS6P-250M	TSM-250PA05
76	Module Manufacturer	Canadian Solar	Trina Solar
87	Module Model	CS6P-250M	TSM-250PA05
87	Module Manufacturer	Canadian Solar	Trina Solar
88	Customer FICO Score	773	778
93	Name of Utility Company	Arizona Public Service (APS)	Salt River Project (SRP)
94	Installer	Arizona Solar Consultants	One Roof Energy
95	Installer	Going Green	Erus Building LLC